Income taxes - Unused tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Book value in excess of tax costs
Deferred tax assets and liabilities
Net deferred tax assets/(liabilities)	$ (911,686)	$ (334,167)
Property, plant and equipment
Deferred tax assets and liabilities
Net deferred tax assets/(liabilities)	$ 911,686	$ 334,167